PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
VAT-input deductible	¥ 536,022		¥ 837,896
Income tax refundable	15,463		15,463
Advances to employees	5,045,078		4,580,000
Prepaid marketing fee	836,368		1,783,457
Advances to suppliers	2,821,444		3,666,957
Allowance of credit loss	(1,696,285)
Other current assets	2,918,161		2,198,052
Total prepaid expenses and other current assets	¥ 25,832,459	$ 3,693,993	27,402,834
Employee
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Interest rate	0.00%
Beijing Shouyiren
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Amount due from	¥ 1,696,285		1,696,285
Beijing Kamo
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Amount due from	2,800,000		2,800,000
Amount of provision for bad debts	2,800,000
Beijing Huimei
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Amount due from	¥ 10,859,923		¥ 9,824,724
Interest rate	0.00%